Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Value ETF
April 30, 2025
CVE-NPRT3-0625
1.9911034.101
Common Stocks - 96.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	612	34,921
CANADA - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd	3,176	91,138
Cenovus Energy Inc	2,205	25,959
		117,097
Materials - 0.0%
Paper & Forest Products - 0.0%
Interfor Corp (a)	293	2,822
TOTAL CANADA		119,919
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	118	18,695
SPAIN - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA (b)(c)	2,584	104,328
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	404	67,343
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC ADR	1,505	108,044
UNITED STATES - 91.8%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc	310	13,658
Entertainment - 0.3%
Walt Disney Co/The	367	33,379
Interactive Media & Services - 0.8%
Alphabet Inc Class A	361	57,327
ZoomInfo Technologies Inc (a)	2,052	17,565
		74,892
Media - 2.3%
Comcast Corp Class A	6,138	209,920
Nexstar Media Group Inc	119	17,809
		227,729
TOTAL COMMUNICATION SERVICES		349,658

Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 0.1%
Hilton Grand Vacations Inc (a)	368	12,376
Household Durables - 0.9%
Mohawk Industries Inc (a)	80	8,508
Somnigroup International Inc	1,392	84,996
		93,504
Specialty Retail - 1.8%
Dick's Sporting Goods Inc	134	25,157
Lithia Motors Inc Class A	160	46,842
Lowe's Cos Inc	250	55,890
Penske Automotive Group Inc	163	25,374
Signet Jewelers Ltd	123	7,294
Upbound Group Inc	746	14,845
		175,402
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (a)	488	7,339
PVH Corp	121	8,347
		15,686
TOTAL CONSUMER DISCRETIONARY		296,968

Consumer Staples - 8.2%
Beverages - 1.6%
Coca-Cola Consolidated Inc	11	14,914
Constellation Brands Inc Class A	193	36,195
Keurig Dr Pepper Inc	3,195	110,515
		161,624
Consumer Staples Distribution & Retail - 2.0%
US Foods Holding Corp (a)	3,003	197,177
Food Products - 1.5%
Bunge Global SA	41	3,227
Darling Ingredients Inc (a)	350	11,267
JM Smucker Co	1,147	133,362
		147,856
Personal Care Products - 0.9%
Kenvue Inc	3,733	88,099
Tobacco - 2.2%
Philip Morris International Inc	1,300	222,768
TOTAL CONSUMER STAPLES		817,524

Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Cheniere Energy Inc	124	28,658
Core Natural Resources Inc	49	3,537
Energy Transfer LP	705	11,661
Exxon Mobil Corp	4,029	425,583
Phillips 66	193	20,084
Shell PLC ADR	2,989	192,731
Targa Resources Corp	670	114,503
		796,757
Financials - 20.4%
Banks - 7.9%
Bank of America Corp	7,186	286,578
East West Bancorp Inc	158	13,517
First Citizens BancShares Inc/NC Class A	10	17,791
JPMorgan Chase & Co	303	74,120
KeyCorp	3,556	52,771
M&T Bank Corp	64	10,865
Wells Fargo & Co	4,601	326,717
		782,359
Capital Markets - 1.1%
BGC Group Inc Class A	1,635	14,813
Blackrock Inc	66	60,341
Charles Schwab Corp/The	404	32,886
		108,040
Consumer Finance - 0.6%
FirstCash Holdings Inc	277	37,107
OneMain Holdings Inc	181	8,519
SLM Corp	775	22,405
		68,031
Financial Services - 3.0%
Apollo Global Management Inc	1,185	161,729
Berkshire Hathaway Inc Class B (a)	190	101,318
PennyMac Financial Services Inc	172	16,759
WEX Inc (a)	137	17,861
		297,667
Insurance - 7.8%
American Financial Group Inc/OH	723	91,575
Chubb Ltd	259	74,095
Hartford Insurance Group Inc/The	2,572	315,507
The Travelers Companies, Inc.	1,107	292,392
		773,569
TOTAL FINANCIALS		2,029,666

Health Care - 15.7%
Biotechnology - 2.6%
AbbVie Inc	347	67,699
Gilead Sciences Inc	1,805	192,305
		260,004
Health Care Equipment & Supplies - 0.4%
Lantheus Holdings Inc (a)	257	26,815
QuidelOrtho Corp (a)	445	12,367
		39,182
Health Care Providers & Services - 7.2%
Acadia Healthcare Co Inc (a)	365	8,541
BrightSpring Health Services Inc (a)	734	12,867
Cencora Inc	389	113,849
Centene Corp (a)	1,485	88,877
Cigna Group/The	495	168,320
CVS Health Corp	2,185	145,761
Henry Schein Inc (a)	171	11,110
Molina Healthcare Inc (a)	121	39,568
UnitedHealth Group Inc	293	120,552
		709,445
Life Sciences Tools & Services - 0.0%
Fortrea Holdings Inc (a)	477	2,972
Pharmaceuticals - 5.5%
Johnson & Johnson	2,587	404,374
Merck & Co Inc	1,681	143,221
		547,595
TOTAL HEALTH CARE		1,559,198

Industrials - 12.5%
Aerospace & Defense - 2.6%
Lockheed Martin Corp	305	145,714
Northrop Grumman Corp	240	116,760
		262,474
Air Freight & Logistics - 0.4%
FedEx Corp	50	10,516
GXO Logistics Inc (a)	886	32,109
		42,625
Building Products - 0.9%
Builders FirstSource Inc (a)	483	57,781
UFP Industries Inc	370	36,575
		94,356
Commercial Services & Supplies - 0.3%
Brink's Co/The	153	13,654
Vestis Corp	1,371	12,010
		25,664
Construction & Engineering - 0.1%
Centuri Holdings Inc (a)	593	10,650
Electrical Equipment - 0.6%
Regal Rexnord Corp	521	55,143
Ground Transportation - 2.0%
Knight-Swift Transportation Holdings Inc	970	37,995
Ryder System Inc	268	36,896
U-Haul Holding Co (a)	1,314	80,666
XPO Inc (a)	367	38,946
		194,503
Machinery - 3.0%
Allison Transmission Holdings Inc	863	79,603
Atmus Filtration Technologies Inc	1,407	48,781
CNH Industrial NV Class A	3,882	44,915
Gates Industrial Corp PLC (a)	2,261	42,778
Terex Corp	343	12,073
Timken Co/The	1,008	64,764
		292,914
Professional Services - 1.3%
Concentrix Corp	439	22,415
Genpact Ltd	2,223	111,728
		134,143
Trading Companies & Distributors - 1.3%
Boise Cascade Co	125	11,660
GMS Inc (a)	354	25,934
Herc Holdings Inc	195	21,341
Wesco International Inc	422	68,769
		127,704
TOTAL INDUSTRIALS		1,240,176

Information Technology - 7.4%
Communications Equipment - 3.9%
Ciena Corp (a)	126	8,462
Cisco Systems Inc	6,430	371,205
		379,667
Electronic Equipment, Instruments & Components - 0.9%
Jabil Inc	389	57,012
TD SYNNEX Corp	105	11,634
Vontier Corp	725	23,062
		91,708
IT Services - 0.5%
Amdocs Ltd	537	47,567
Semiconductors & Semiconductor Equipment - 2.1%
First Solar Inc (a)	199	25,038
ON Semiconductor Corp (a)	862	34,221
QUALCOMM Inc	1,036	153,805
		213,064
TOTAL INFORMATION TECHNOLOGY		732,006

Materials - 4.7%
Chemicals - 1.2%
Chemours Co/The	447	5,534
Corteva Inc	666	41,285
Westlake Corp	743	68,676
		115,495
Construction Materials - 1.5%
CRH PLC	1,511	144,180
Containers & Packaging - 1.5%
Graphic Packaging Holding CO	1,693	42,850
International Paper Co	803	36,680
Smurfit WestRock PLC	1,626	68,325
		147,855
Metals & Mining - 0.5%
Reliance Inc	210	60,528
TOTAL MATERIALS		468,058

Real Estate - 5.0%
Health Care REITs - 2.0%
Welltower Inc	1,295	197,604
Industrial REITs - 1.5%
Prologis Inc	1,433	146,453
Real Estate Management & Development - 0.3%
Compass Inc Class A (a)	5,151	39,765
Residential REITs - 0.7%
Camden Property Trust	270	30,726
Sun Communities Inc	273	33,969
		64,695
Specialized REITs - 0.5%
Public Storage Operating Co	155	46,567
TOTAL REAL ESTATE		495,084

Utilities - 3.4%
Electric Utilities - 1.8%
Constellation Energy Corp	82	18,322
Edison International	858	45,912
PG&E Corp	6,897	113,938
		178,172
Gas Utilities - 0.3%
UGI Corp	934	30,626
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	2,570	25,700
Multi-Utilities - 1.1%
Sempra	1,437	106,726
TOTAL UTILITIES		341,224

TOTAL UNITED STATES		9,126,319
TOTAL COMMON STOCKS (Cost $9,551,240)		9,579,569

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $324,197)	4.33	324,132	324,197

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $9,875,437)	9,903,766
NET OTHER ASSETS (LIABILITIES) - 0.3% (d)	33,993
NET ASSETS - 100.0%	9,937,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1	Jun 2025	279,350	9,340	9,340

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $104,328 or 1.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,328 or 1.0% of net assets.

(d)	Includes $21,998 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,550,698	1,226,501	1,578	-	-	324,197	324,132	0.0%
Total	-	1,550,698	1,226,501	1,578	-	-	324,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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